Condensed consolidating information on certain US subsidiaries - Disclosure of condensed income statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		$ 278,397	$ 298,756	$ 240,208
Earnings from joint ventures – after interest and tax		576	897	1,177
Earnings from associates – after interest and tax		2,681	2,856	1,330
Equity-accounted income of subsidiaries - after interest and tax		0	0	0
Interest and other income		769	773	657
Gains on sale of businesses and fixed assets		193	456	1,210
Total revenues and other income		282,616	303,738	244,582
Purchases		209,672	229,878	179,716
Production and manufacturing expenses		21,815	23,005	24,229
Production and similar taxes		1,547	1,536	1,775
Depreciation, depletion and amortization		17,780	15,457	15,584
Impairment and losses on sale of businesses and fixed assets		8,075	860	1,216
Exploration expense		964	1,445	2,080
Distribution and administration expenses		11,057	12,179	10,508
Profit before interest and taxation		11,706	19,378	9,474
Finance costs		3,489	2,528	2,074
Net finance expense relating to pensions and other post-retirement benefits		63	127	220
Profit (loss) before taxation		8,154	16,723	7,180
Taxation		3,964	7,145	3,712
Profit (loss) for the year	[1],[2]	4,190	9,578	3,468
Attributable to
BP shareholders		4,026	9,383	3,389
Non-controlling interests		164	195	79
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		4,413	4,315	3,264
Earnings from joint ventures – after interest and tax		0	0	0
Earnings from associates – after interest and tax		0	0	0
Equity-accounted income of subsidiaries - after interest and tax		0	0	0
Interest and other income		42	42	11
Gains on sale of businesses and fixed assets		4	0	71
Total revenues and other income		4,459	4,357	3,346
Purchases		2,361	1,507	1,010
Production and manufacturing expenses		907	1,015	1,156
Production and similar taxes		163	282	(18)
Depreciation, depletion and amortization		169	377	735
Impairment and losses on sale of businesses and fixed assets		747	66	0
Exploration expense		0	0	0
Distribution and administration expenses		75	22	19
Profit before interest and taxation		37	1,088	444
Finance costs		17	8	6
Net finance expense relating to pensions and other post-retirement benefits		0	0	0
Profit (loss) before taxation		20	1,080	438
Taxation		(40)	164	(392)
Profit (loss) for the year		60	916	830
Attributable to
BP shareholders		60	916	830
Non-controlling interests		0	0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		0	0	0
Earnings from joint ventures – after interest and tax		0	0	0
Earnings from associates – after interest and tax		0	0	0
Equity-accounted income of subsidiaries - after interest and tax		5,916	10,942	4,436
Interest and other income		385	373	369
Gains on sale of businesses and fixed assets		0	0	9
Total revenues and other income		6,301	11,315	4,814
Purchases		0	0	0
Production and manufacturing expenses		0	0	0
Production and similar taxes		0	0	0
Depreciation, depletion and amortization		0	0	0
Impairment and losses on sale of businesses and fixed assets		0	0	0
Exploration expense		0	0	0
Distribution and administration expenses		803	642	616
Profit before interest and taxation		5,498	10,673	4,198
Finance costs		1,569	1,326	826
Net finance expense relating to pensions and other post-retirement benefits		(153)	(95)	(15)
Profit (loss) before taxation		4,082	9,442	3,387
Taxation		56	59	(11)
Profit (loss) for the year		4,026	9,383	3,398
Attributable to
BP shareholders		4,026	9,383	3,398
Non-controlling interests		0	0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		278,111	298,620	240,177
Earnings from joint ventures – after interest and tax		576	897	1,177
Earnings from associates – after interest and tax		2,681	2,856	1,330
Equity-accounted income of subsidiaries - after interest and tax		0	0	0
Interest and other income		2,284	2,081	1,470
Gains on sale of businesses and fixed assets		189	456	1,139
Total revenues and other income		283,841	304,910	245,293
Purchases		211,438	232,550	181,939
Production and manufacturing expenses		20,908	21,990	23,073
Production and similar taxes		1,384	1,254	1,793
Depreciation, depletion and amortization		17,611	15,080	14,849
Impairment and losses on sale of businesses and fixed assets		7,328	794	1,216
Exploration expense		964	1,445	2,080
Distribution and administration expenses		10,333	11,673	10,022
Profit before interest and taxation		13,875	20,124	10,321
Finance costs		3,691	2,759	2,286
Net finance expense relating to pensions and other post-retirement benefits		216	222	235
Profit (loss) before taxation		9,968	17,143	7,800
Taxation		3,948	6,922	4,115
Profit (loss) for the year		6,020	10,221	3,685
Attributable to
BP shareholders		5,856	10,026	3,606
Non-controlling interests		164	195	79
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		(4,127)	(4,179)	(3,233)
Earnings from joint ventures – after interest and tax		0	0	0
Earnings from associates – after interest and tax		0	0	0
Equity-accounted income of subsidiaries - after interest and tax		(5,916)	(10,942)	(4,436)
Interest and other income		(1,942)	(1,723)	(1,193)
Gains on sale of businesses and fixed assets		0	0	(9)
Total revenues and other income		(11,985)	(16,844)	(8,871)
Purchases		(4,127)	(4,179)	(3,233)
Production and manufacturing expenses		0	0	0
Production and similar taxes		0	0	0
Depreciation, depletion and amortization		0	0	0
Impairment and losses on sale of businesses and fixed assets		0	0	0
Exploration expense		0	0	0
Distribution and administration expenses		(154)	(158)	(149)
Profit before interest and taxation		(7,704)	(12,507)	(5,489)
Finance costs		(1,788)	(1,565)	(1,044)
Net finance expense relating to pensions and other post-retirement benefits		0	0	0
Profit (loss) before taxation		(5,916)	(10,942)	(4,445)
Taxation		0	0	0
Profit (loss) for the year		(5,916)	(10,942)	(4,445)
Attributable to
BP shareholders		(5,916)	(10,942)	(4,445)
Non-controlling interests		$ 0	$ 0	$ 0

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.